Segment information (Geographic data) (Details) $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) drilling_unit	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 1,600.3	$ 1,741.6	$ 1,342.6
Fixed assets - drilling rigs	[1]	$ 5,340.9	5,547.3
Number of drilling units | drilling_unit		11
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 672.2	781.1	556.6
Fixed assets - drilling rigs	[1]	2,815.5	2,927.4
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		241.5	190.9	126.1
Fixed assets - drilling rigs	[1]	488.0	519.2
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		208.1	234.7	233.5
Fixed assets - drilling rigs	[1]	575.0	591.5
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		185.2	250.1	228.5
Fixed assets - drilling rigs	[1]	0.0	508.0
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		175.9	179.4	92.3
Fixed assets - drilling rigs	[1]	554.0	571.3
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	[1]	496.2	0.0
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		86.3	99.8	105.6
Fixed assets - drilling rigs	[1]	241.0	251.5
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	[1]	171.2	0.0
Myanmar
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	[1]	0.0	178.4
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 31.1	$ 5.6	$ 0.0

[1]	The fixed assets referred to in the table above include the eleven drilling units at December 31, 2016 and December 31, 2015. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.